Note 12 - Related Party Transactions (Details Textual) - USD ($) $ in Thousands					3 Months Ended		9 Months Ended
	Sep. 19, 2024	Aug. 12, 2024	Aug. 08, 2024	Jul. 27, 2024	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Jul. 07, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expense					$ 2,316	$ 78	$ 2,433	$ 226
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		59,264
Share-Based Payment Arrangement, Expense		$ 410			410	0	410	0
Shares Issued for Prepaid Services [Member]
Arrangement, Shares to be Issued (in shares)				433,360
Arrangement, Shares to be Issued, Value				$ 2,440
Prepaid Expense				$ 2,925
Arrangement, Period (Year)				3 years
Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									92,799
Warrants and Rights Outstanding, Term (Year)									5 years
Warrants and Rights Outstanding		$ 610
Class of Warrant or Right, Exercised During Period (in shares)	61,866
Officer [Member] | Consulting Fees [Member]
Related Party Transaction, Amounts of Transaction					173	27	418	250
Director [Member]
Long-Term Debt					175	$ 175	175	$ 175		$ 175	$ 175
Director [Member] | Shares Issued for Prepaid Services [Member]
Arrangement, Shares to be Issued (in shares)				140,749
Arrangement, Shares to be Issued, Value				$ 745
Prepaid Expense				$ 950	$ 677		$ 677
Arrangement, Period (Year)				3 years
Director [Member] | Series D Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)									30,933
Warrants and Rights Outstanding									$ 203
Class of Warrant or Right, Exercised During Period (in shares)	30,933
Related Party [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period (in shares)		59,264
Share-Based Payment Arrangement, Expense		$ 410
Related Party [Member] | Secured Promissory Notes [Member]
Debt Instrument, Face Amount			$ 209
Debt Instrument, Unamortized Discount (Premium), Net			11
Proceeds from Issuance of Debt			$ 198
Debt Instrument, Interest Rate, Stated Percentage			18.00%